LONG TERM LOANS (Details) € in Thousands, SFr in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Restricted cash deposit	[1]		$ 727			$ 931
Swiss Bank Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Face amount | SFr					SFr 18,800
Variable interest rate spread		0.80%
Annual principal payment | SFr					376
Long-term Debt, Fiscal Year Maturity [Abstract]
2017 (current maturity)			368
2018			368
2019			368
2020			368
2021			368
Thereafter			14,023
Total			$ 15,495
Credit Suisse Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Face amount | SFr					SFr 100,000
Interest rate			0.83%	0.83%	0.83%
Annual principal payment | SFr					SFr 2,000
Long-term Debt, Fiscal Year Maturity [Abstract]
2017 (current maturity)			$ 1,962
2018			1,962
2019			1,962
2020			1,962
2021			1,962
Thereafter			78,840
Total			$ 86,688
DG HYP Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Face amount | €				€ 21,000
Gross amount | €				€ 20,474
Interest rate			2.15%	2.15%	2.15%
Quarterly principal payment | €		€ 105
Terms of loan agreement		The terms of the loan includes a debt service cover ratio requirement of between 130% and 110%, and a loan to value requirement of 70% in the first three years and 65% in the fourth and fifth years.
Long-term Debt, Fiscal Year Maturity [Abstract]
2017 (current maturity)			$ 443
2018			443
2019			443
2020			19,468
Total			20,354
City National Bank of Florida Loan [Member] | Mortgages [Member]
Debt Instrument [Line Items]
Face amount			15,000
Gross amount			$ 15,000
Loan term		3 years
Interest rate			2.65%	2.65%	2.65%
Debt issuance costs			$ 429
Restricted cash deposit			1,000
Long-term Debt, Fiscal Year Maturity [Abstract]
2017 (current maturity)			4,987
2018			6,724
Total			$ 6,724

[1]	Restricted account contains two amounts: Restricted amount of $103 funded related to an interest reserve on behalf of a loan in Miami. See Note 9d. Restricted amount of $624 related to the hedging transaction, see details (3) below.